CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Net revenues
Total net revenues	$ 2,250,233	$ 1,490,440	$ 1,019,772
Cost of revenues	(1,049,975)	(684,316)	(436,358)
Gross profit	1,200,258	806,124	583,414
Operating expenses
Selling and marketing	(748,750)	(461,851)	(283,036)
General and administrative	(458,895)	(429,947)	(413,791)
Total operating expenses	(1,207,645)	(891,798)	(696,827)
Government subsidies	4,232	16,445	22,683
Loss from operations	(3,155)	(69,229)	(90,730)
Interest income, net	83,482	84,928	61,564
Other (expense) / income	64,717	48,766	(82,416)
Gain from disposal of a subsidiary			9,550
Impairment loss on long-term investments	(12,933)	(46,982)	(7,687)
(Loss) / income before provision for income tax and loss from equity method investments	132,111	17,483	(109,719)
Income tax expenses	(38,320)	(15,379)	(20,011)
Loss from equity method investments	(9,531)	(6,242)	(2,248)
Net (loss) / income	84,260	(4,138)	(131,978)
Add: Net (income) / loss attributable to non-controlling interests shareholders	331	565	(3,634)
Net (loss) / income attributable to TAL Education Group's shareholders	$ 84,591	$ (3,573)	$ (135,612)
Net (loss) / income per common share
Basic (in dollars per share)	$ 0.42	$ (0.02)	$ (0.64)
Diluted (in dollars per share)	$ 0.41	$ (0.02)	$ (0.64)
Weighted average shares used in calculating net (loss) / income per common share
Basic (in shares)	201,963,823	203,304,744	212,575,277
Diluted (in shares)	205,222,753	203,304,744	212,575,277
Learning services and others
Net revenues
Total net revenues	$ 1,534,815	$ 1,051,783	$ 853,629
Learning content solutions
Net revenues
Total net revenues	$ 715,418	$ 438,657	$ 166,143